OTHER LIABILITIES	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OTHER LIABILITIES.
OTHER LIABILITIES

NOTE 8 -              OTHER LIABILITIES

Other liabilities as of June 30, 2022 and 2021 consisted of:

	June 30, 2022	June 30, 2021
Other tax payable	$1,630,159	$1,623,217
Accounts payable	3,874	—
Accrued payroll	172,508	101,656
Compensation payable	1,260,000	1,260,000
Legal fee payable	381,224	276,782
Loans payable	263,205	—
Audit fee payable	60,000	51,294
Rental and property management fee payable	264,689	269,392
Other payables	271,529	132,927
	$4,307,188	$3,715,268

NOTE 8 -           OTHER LIABILITIES

Other liabilities as of June 30, 2021 and 2020 consisted of:

	June 30, 2021	June 30, 2020
Other tax payable	$1,623,217	$1,428,070
Accrued payroll	101,656	54,010
Other payables	1,990,395	1,674,941
	$3,715,268	$3,157,021

NOTE 10 -           OTHER LIABILITIES

Other liabilities as of June 30, 2020 and 2019 consisted of:

	June 30, 2020	June 30, 2019
Other tax payable	$1,428,070	$1,223,716
Accrued payroll	54,010	41,215
Other payables	1,674,941	1,287,154
	$3,157,021	$2,552,085